Document and Entity Information	9 Months Ended
Mar. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Kimber Resources Inc.
Entity Central Index Key	0001294662
Trading Symbol	kbx
Current Fiscal Year End Date	--06-30
Document Type	6-K
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3